Initial Public Offering ("IPO") (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) Vote shares	Dec. 31, 2021 USD ($) Vote shares	Apr. 30, 2021 $ / shares shares	Mar. 12, 2021 USD ($) shares	Dec. 31, 2020 shares	Oct. 15, 2019 $ / shares
Subsidiary, Sale of Stock [Line Items]
Purchase price per share | $ / shares							$ 0.8218
Net proceeds raised from the IPO		¥ 896,320	$ 140,652,000
Conversion ratio		1	1	1
Ordinary shares issued		0	0			120,540,220
Ordinary shares outstanding		0	0			73,973,970
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Conversion ratio					1
Common shares, votes per share		1	1		1
Ordinary shares issued		452,898,177	452,898,177			0
Ordinary shares outstanding		443,533,171	443,533,171			0
Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Conversion ratio					1
Ordinary shares conversion ratio					1
Common shares, votes per share		10	10		10
Ordinary shares issued		73,973,970	73,973,970		73,973,970	0
Ordinary shares outstanding		73,973,970	73,973,970		73,973,970	0
IPO
Subsidiary, Sale of Stock [Line Items]
Net proceeds raised from the IPO | ¥	¥ 896,320
IPO | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares (in shares)	35,300,000
Purchase price per share | $ / shares				$ 4.25
Net proceeds raised from the IPO | ¥	¥ 896,320
Ordinary shares conversion ratio				1
IPO | Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of issued and outstanding ordinary shares were re-designated and re-classed into Class B ordinary shares	1
Ordinary shares issued				73,973,970
Ordinary shares outstanding				73,973,970
Convertible preferred stock				389,598,177